Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net (loss) earnings	$ (13,811,000)	$ 15,895,000	$ 56,399,000
Adjustments to reconcile net earnings to net cash (used in) provided by operations:
Depreciation and amortization	31,547,000	24,824,000	21,737,000
Deferred income tax (benefit) expense	(4,923,000)	8,863,000	708,000
(Gain) loss on the sale of assets	(1,855,000)	177,000	(432,000)
Impairment and restructuring provision	10,011,000	2,881,000	10,302,000
(Earnings) loss from equity investment	(21,000)	(578,000)	48,000
Bargain purchase gain	(1,786,000)
401(k) match stock contribution	1,501,000	2,017,000	1,820,000
Changes in operating assets and liabilities (net of acquisitions):
Accounts receivable	(672,000)	4,708,000	1,289,000
Inventories	(35,817,000)	(19,454,000)	(53,527,000)
Other current assets	1,527,000	12,094,000	12,544,000
Accounts payable, accrued expenses, and other liabilities	(207,000)	(21,658,000)	(13,976,000)
Income taxes	1,319,000	(5,445,000)	2,246,000
Net cash (used in) provided by operating activities	(13,187,000)	24,324,000	39,158,000
Cash flows from investing activities:
Additions to property, plant, and equipment	(32,665,000)	(32,139,000)	(9,864,000)
Cash paid for acquisitions (net of cash acquired)	(14,420,000)		(38,795,000)
Proceeds from the sale of assets	2,075,000	427,000	1,026,000
Net cash used in investing activities	(45,010,000)	(31,712,000)	(47,633,000)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	532,374,000	506,831,000	355,932,000
Payments of long-term debt and capital lease obligations	(466,048,000)	(491,494,000)	(333,382,000)
Payments on notes payable	(166,000)	(236,000)	(9,501,000)
Change in other assets	(272,000)	(1,493,000)	(305,000)
Purchase of treasury stock	(4,558,000)	(2,807,000)	(6,252,000)
Preferred stock dividends paid	(23,000)	(23,000)	(23,000)
Net cash provided by financing activities	61,307,000	10,778,000	6,469,000
Net increase (decrease) in cash and cash equivalents	3,110,000	3,390,000	(2,006,000)
Cash and cash equivalents, beginning of year	11,992,000	8,602,000	10,608,000
Cash and cash equivalents, end of year	15,102,000	11,992,000	8,602,000
Supplemental disclosures of cash flow information:
Interest	13,475,000	8,352,000	6,820,000
Income taxes (refunded) paid	(3,082,000)	6,284,000	24,108,000
Noncash transactions:
Property, plant and equipment issued under capital lease	8,381,000	35,559,000	5,313,000
Assets previously held for sale reclassified back to property, plant and equipment		$ 5,025,000